Segment Information (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of Presents Revenue by Segment	The following table presents revenue by segments for the years ended December 31, 2021, 2022 and 2023, respectively:
	For the Year Ended December 31, 2021
	IT related solution services	Educational content service and other services	Total
	RMB	RMB	RMB
Revenue	108,175,596	365,071,687	473,247,283
Cost of revenue and related tax	(57,714,804)	(311,337,330)	(369,052,134)
Gross profit	50,460,792	53,734,357	104,195,149
Depreciation and amortization	105,523	3,914,361	4,019,884
Net income	27,851,387	25,079,237	52,930,624
	For the Year Ended December 31, 2022
	IT related solution services	Educational content service and other services	Total
	RMB	RMB	RMB
Revenue	300,808,236	204,916,075	505,724,311
Cost of revenue and related tax	(278,136,091)	(233,129,243)	(511,265,334)
Gross profit	22,672,145	(28,213,168)	(5,541,023)
Depreciation and amortization	51,190	3,905,647	3,956,837
Net loss	(1,616,559)	(194,966,487)	(196,583,046)

	For the Year Ended December 31, 2023
	IT related solution services	Educational content service and other services	Total
	RMB	RMB	RMB
Revenue	368,798,818	71,373,814	440,536,632
Cost of revenue and related tax	(323,533,990)	(100,811,626)	(424,345,616)
Gross profit	45,264,828	(29,073,812)	16,191,016
Depreciation and amortization	251,572	—	251,572
Net loss	(304,403,355)	(78,409,908)	(382,813,263)

Schedule of Identifiable Long-Lived Assets, Net
	December 31, 2022	December 31, 2023
	RMB	RMB
Identifiable long-lived assets, net:
IT related solution services	—	1,257,860
Educational content service and other services	214,441,814	—
Total	214,441,814	—